Financial Instruments (Details) - Schedule of interest payable and interest payments $ in Thousands	Dec. 31, 2022 CAD ($)
Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of interest payable and interest payments [Line Items]
Interest payable	$ 333
Interest payments	5,862
Indebtedness [Member]
Financial Instruments (Details) - Schedule of interest payable and interest payments [Line Items]
Interest payable	38,203
Interest payments	$ 1,073,225